SHARE-BASED COMPENSATION - 2013 INCENTIVE SCHEME (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Jan. 02, 2014 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥) shares
Other disclosures
Share-based compensation expenses			$ 44,095	¥ 306,149		¥ 315,740		¥ 173,771
2013 Incentive Scheme
SHARE-BASED COMPENSATION
Number of shares subject to award | shares		64,497,718
Award scheme term		10 years
Other disclosures
Share-based compensation expenses			$ 13,284	¥ 92,231		¥ 139,422		¥ 126,399
Restricted shares with an option feature
Aggregate Intrinsic Value
Outstanding | $	$ 25,801				$ 25,801
Restricted shares with an option feature | 2013 Incentive Scheme
Number of shares
Outstanding at the beginning of the year | shares			61,320,331	61,320,331
Forfeited | shares			(4,261,000)	(4,261,000)
Exercised | shares			(8,092,280)	(8,092,280)
Outstanding at the end of the year | shares	61,320,331		48,967,051	48,967,051		61,320,331
Vested and expected to vest at end of year | shares			48,515,858	48,515,858
Exercisable | shares			14,181,172						14,181,172
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)			$ 0.33
Forfeited (in dollars per share)			(0.34)
Exercised (in dollars per share)			0.33
Outstanding at the end of the year (in dollars per share)	$ 0.33		0.33		$ 0.33
Vested and expected to vest at end of year (in dollars per share)			0.33
Exercisable at end of year (in dollars per share)			0.33
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)			1.23
Granted (in dollars per share)					2.16		$ 1.03
Forfeited (in dollars per share)			1.38
Exercised (in dollars per share)			1.19
Outstanding at end of year (in dollars per share)	$ 1.23		1.22		$ 1.23
Vested and expected to vest at the end of the year (in dollars per share)			1.23
Exercisable (in dollars per share)			$ 1.14
Weighted Average Remaining Contractual Term
Outstanding			7 years 4 days	7 years 4 days		8 years 4 days
Vested and expected to vest			7 years 4 days	7 years 4 days
Exercisable			7 years 4 days	7 years 4 days
Aggregate Intrinsic Value
Outstanding | $	$ 77,726		$ 30,438		$ 77,726
Vested and expected to vest at the end of the year | $			30,137
Exercisable | $			8,908
Exercised			8,578	¥ 59,557
Other disclosures
Unrecognized compensation costs			$ 13,877						¥ 96,350
Expected period over which unamortized compensation costs is to be recognized			1 year 11 months 9 days	1 year 11 months 9 days
Maximum | 2013 Incentive Scheme
SHARE-BASED COMPENSATION
Vesting period		5 years
Class A Ordinary shares
Other disclosures
Ordinary shares, shares issued | shares	365,961,759		410,608,263		365,961,759				410,608,263
Ordinary shares outstanding for exercised share awards | shares	350,398,737		380,922,773		350,398,737				380,922,773
Class A Ordinary shares | 2013 Incentive Scheme
Other disclosures
Ordinary shares, shares issued | shares	1,890,800		9,983,080		1,890,800				9,983,080
Ordinary shares outstanding for exercised share awards | shares	1,890,800		9,983,080		1,890,800				9,983,080